FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Net Debt to Equity Ratio
The net debt-to-equity ratio for the reporting fiscal years is as follows:

	2024	2023
Debt (i)	170,901,205	320,918,859
Cash and current investments	8,553,363	14,664,561
Net debt	162,347,842	306,254,298
Shareholders’ Equity (ii)	793,121,742	640,707,485
Net debt-to-equity ratio and shareholders’ equity	0.20	0.48
(i)Debt is defined as long and short-term borrowings.
(ii)Shareholders’ equity includes non-controlling interest, which are managed as capital stock.
Schedule of Financial Instruments
32.2 Categories of financial instruments

	2024	2023
Financial Assets
At amortized cost:
Cash and banks	7,974,897	10,940,003
Investments	64,024	3,658,136
Accounts receivable and other receivables	59,187,173	72,652,644
At fair value through profit or loss:
Investments	514,442	66,422

	2024	2023
Financial Liabilities
Amortized cost	335,948,458	494,106,399

Schedule of Monetary Assets and Liabilities Denominated in Foreign Currency
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Liabilities:
United States Dollars	178,103,373	283,590,640
Euros	1,318,559	1,510,270
Reales	423	922

	2024	2023
Assets:
United States Dollars	9,980,235	34,328,375
Euros	11,005	20,817
Reales	60,000	-

Schedule of Foreign Currency Sensitivity Analysis
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2024. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Income for the year	42,030,784	326,889
Shareholders’ Equity	42,030,784	326,889

Schedule of Interest Rate Risk Management
The Group is exposed to the risk of significant fluctuations in interest rates because Group entities have borrowings at both fixed and floating interest rates. The Group manages this risk by maintaining an appropriate combination of fixed- and floating-rate borrowings.

	2024	2023
Financial Assets:
Investments held to maturity (1)	64,024	3,658,136
Investments at fair value through profit or loss (2)	514,442	66,422
Financial Liabilities:
Amortized cost (3)	170,901,205	320,918,859
(1)Fixed-term deposits at fixed rates.
(2)Short-term investments at floating rates.
(3)Related to borrowings, as detailed in Note 24.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods	The tables include both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of this reporting period.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	Total
As of December 31, 2024	21%	15,567,670	4,688,191	89,324,176	72,692,382	182,272,419
As of December 31, 2023	61%	15,112,787	21,531,945	104,451,417	260,692,229	401,788,378

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2024		(*)	126,671	253,342	1,115,469	2,285,686	-	3,781,168
As of December 31, 2023		(*)	235,392	706,534	2,106,774	7,545,513	322,487	10,916,700
(*) The average rates in Pesos were 50% and 53% for the fiscal years ended December 31, 2024 and 2023, respectively. The average rates in US Dollars were 13% and 12% for the fiscal years ended December 31, 2024 and 2023, respectively.
Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis
Some of the Group’s financial assets are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets	2024	2023
Assets:
Mutual Funds	514,442	66,422	Level 1